Offerings - Offering: 1	Jun. 13, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.50
Maximum Aggregate Offering Price	$ 5,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 765.50
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value S0.0001 per share (“Common Stock”), of Heritage Distilling Holding Company, Inc. (the “Registrant”) as may be issued or issuable resulting from stock splits, stock dividends or similar transactions.Represents 10,000,000 shares of Common Stock that are issuable pursuant to a securities purchase agreement, dated January 23, 2024, by and between the Registrant and C/M Capital Master Fund, LP, as Purchase Shares.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, based on the average of the high and low prices for a share of the Registrant’s Common Stock as reported on the Nasdaq Stock Market, LLC on June 12, 2025, which is a date within five business days of the filing of the Registration Statement.